Land use rights, net	12 Months Ended
Dec. 31, 2023
Land use rights, net
Land use rights, net
12.	Land use rights, net
Land use rights, net consist of the following:

	As of December 31,
	2022	2023

	(RMB in millions)
Land use rights	35,481	42,219
Less: accumulated amortization and impairment	(1,633)	(2,656)

Net book value	33,848	39,563

Amortization expenses for land use rights were RMB276 million, RMB693 million and RMB900 million for the years ended December 31, 2021, 2022 and 2023, respectively. No impairment loss
was recorded for the years ended December 31, 2021 and 2022, respectively. For the year ended December 31, 2023, the Group recorded impairment loss of RMB210 million.
As of December 31, 2023, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ended December 31,
	2024	2025	2026	2027	2028	2029 and thereafter

	(RMB in millions)
Amortization expenses	944	944	944	943	943	34,845